Intangible Assets (Future Amortization) (Details)	Jun. 30, 2015 USD ($)
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2016	$ 461,242
2017	1,884,967
2018	1,836,323
2019	1,836,323
2020	1,836,323
Thereafter	$ 26,117,614